Supplement dated August 13, 2024
to the Statement of Additional Information (SAI), dated May 1, 2024, as supplemented, for funds under the following trusts:
Trust
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II
Effective immediately, the information in the “Subadvisers Subadvisory and Sub-Subadvisory Agreement Fee Schedules or Aggregate Effective Fee Rates” table under the subsection “Investment Management and Other Services – The Investment Manager and Subadvisers – Subadvisory Agreements” of the SAI with respect to VP – Partners International Growth Fund, VP – Partners International Value Fund, VP – Partners Small Cap Value Fund and VP – Principal Blue Chip Growth Fund is hereby superseded and replaced with the following:
Fund	Subadviser	Parent Company/Other Information	Fee Schedule or Aggregate Effective Fee Rates
VP – Partners International Growth Fund	William Blair (effective May 20, 2019) Walter Scott (effective May 15, 2020)	J S	0.285%(h)
VP – Partners International Value Fund	Pzena (effective on or about May 3, 2021) TSW (effective May 18, 2020)	C T	0.312%(k)
VP – Partners Small Cap Value Fund	William Blair (effective on or about May 3, 2021) SBH (effective August 20, 2014)	J K	0.417%(g)
VP – Principal Blue Chip Growth Fund	PGI (effective May 1, 2022)	I	0.250% on the first $500 million, declining to 0.150% as assets increase(l)
(g)
Effective May 1, 2021, the subadvisory services fee schedule for SBH changed. Effective July 1, 2024, the subadvisory services fee schedule for William Blair changed. The rate shown is the estimated aggregate effective fee rate that will be paid by the Investment Manager to the subadvisers for the Fund as of July 1, 2024.
(h)
The fee is calculated based on the combined net assets of certain Columbia Funds subject to the subadviser’s investment management. Effective July 1, 2024, the subadvisory services fee schedule for each of William Blair and Walter Scott changed. The rate shown is the estimated aggregate effective fee rate that will be paid by the Investment Manager to the subadvisers for the Fund as of such date.
(k)
Effective July 1, 2024, the subadvisory services fee schedule for each of Pzena and TSW changed. The rate shown is the estimated aggregate effective fee rate that will be paid by the Investment Manager to the subadvisers for the Fund as of such date.
(l)
Effective July 1, 2024, the subadvisory services fee schedule for PGI changed resulting in a fee rate decrease for certain asset levels.
The rest of the section remains the same.
SUP7950-0008_(08/24)

Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI with respect to each of VP – Long Government/Credit Bond Fund and VP – Limited Duration Credit Fund is hereby changed by removing Shannon Rinehart as portfolio manager. Additionally, the information under the same subsection with respect to each of VP – High Yield Bond Fund and VP – Income Opportunities Fund is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2023, unless otherwise noted
VP – High Yield Bond Fund	Daniel DeYoung	4 RICs 2 PIVs 7 other accounts	$2.93 billion $16.43 billion $480.74 million	None	Columbia Management	Columbia Management
	Brian Lavin(f)	5 RICs 17 other accounts	$2.19 billion $2.77 billion	None
	Spencer Sutcliffe(g)	10 other accounts	$507.12 million	None
VP – Income Opportunities Fund	Daniel DeYoung	4 RICs 2 PIVs 7 other accounts	$3.06 billion $16.43 billion $480.74 million	None	Columbia Management	Columbia Management
	Brian Lavin(f)	5 RICs 17 other accounts	$2.32 billion $2.77 billion	None
	Spencer Sutcliffe(g)	10 other accounts	$507.12 million	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(f) Mr. Lavin is expected to retire in March 2025 and, as of such date, he will cease to serve as the portfolio manager of the Fund.
(g) The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of June 30, 2024.
The rest of the section remains the same.

SUP7950-0008_(08/24)

Effective immediately, the following disclosure is added to the subsection “Expense Limitations – Expense Reimbursement Agreements” in the “Investment Management and Other Services” section of the SAI:
Expense Reimbursement Arrangements
Effective July 1, 2024, the voluntary fee waiver/expense reimbursement arrangements for VP – American Century Diversified Bond Fund, VP – Balanced Fund, VP – Disciplined Core Fund, VP – Large Cap Growth Fund, VP – Overseas Core Fund, VP – Partners International Core Equity Fund, VP – Partners International Value Fund, VP – Select Large Cap Equity Fund, VP – Select Large Cap Value Fund and VP – Victory Sycamore Established Value Fund as described in the “More Information About the Fund – Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance” section of each of the Fund’s prospectus have become contractual obligations. The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2025, unless sooner terminated at the sole discretion of the Funds’ Board, so that the Funds’ net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the annual rates as described in the “More Information About the Fund – Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance” section of each of the Fund’s prospectus.
Under the agreement, the following fees and expenses are excluded from the Funds’ operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Funds, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Funds’ Board. This agreement may be modified or amended only with approval from all parties.
Additionally, effective July 1, 2024, the voluntary fee waiver/expense reimbursement arrangements for VP – Moderate Portfolio described in the “More Information About the Fund(s) – Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance” section of the Fund’s prospectus have been replaced with contractual obligations. The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2025, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.17% for Class 1, 0.42% for Class 2 and 0.42% for Class 4.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
The rest of the section remains the same.
Effective immediately, the table under the caption “Ongoing Portfolio Holdings Disclosure Arrangements - Identity of Recipient - Recipients under arrangements with subadvisers” in the “Other Practices – Disclosure of Portfolio Holdings Information” section of the SAI is hereby changed by removing Goldman Sachs & Co., and adding the disclosure below:
Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with subadvisers:
Snowflake Inc.	Used by certain subadvisers for analytical, portfolio management and statistical information.	Daily
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP7950-0008_(08/24)